SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2018
Subsequent Events [Abstract]
SUBSEQUENT EVENTS
NOTE 18 – SUBSEQUENT EVENTS

The Company’s management has evaluated subsequent events through the date these financial statements were issued, and there were no material subsequent events requiring adjustments to the financial statements or disclosure.